Debt - Schedule of Senior Secured Notes (Details) € in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)	Jun. 27, 2018 EUR (€)	Mar. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Debt
Principal	$ 8,074,490,000				$ 8,481,178,000
Minimum principal balance of intercompany loans securing the debt	10,000,000
Senior Notes
Debt
Principal	5,928,832,000				5,987,578,000
Senior Notes | 4.125% Senior Secured Notes due February 2020
Debt
Principal	$ 501,058,000	€ 437,605			$ 839,510,000
Effective interest rate (as a percent)	4.47%	4.47%
Stated interest rate on debt (as a percent)	4.125%	4.125%			4.125%
Senior Notes | 4.125% Senior Secured Notes due February 2020 | Redemption, three months prior to maturity
Debt
Debt redemption price (as a percent)	100.00%
Senior Notes | 4.125% Senior Secured Notes due February 2020 | Redemption, after maturity
Debt
Debt redemption price (as a percent)	100.00%
Senior Notes | 4.125% Senior Secured Notes due February 2020 | Redemption, after certain tax events
Debt
Debt redemption price (as a percent)	100.00%
Senior Notes | 4.125% Senior Secured Notes due February 2020 | Redemption, upon certain events, required to offer to repurchase
Debt
Debt redemption price (as a percent)	101.00%
Senior Notes | 4.750% Senior Secured Notes due March 2020
Debt
Principal	$ 444,146,000	€ 387,900			$ 599,650,000
Effective interest rate (as a percent)	6.00%	6.00%
Stated interest rate on debt (as a percent)	4.75%	4.75%			4.75%
Rate decrease upon favorable debt rating (as a percent)	1.25%	1.25%
Senior Notes | 4.750% Senior Secured Notes due March 2020 | Redemption, after certain tax events
Debt
Debt redemption price (as a percent)	100.00%
Senior Notes | 4.750% Senior Secured Notes due March 2020 | Redemption, greater of 100% or amount specified
Debt
Debt redemption price (as a percent)	100.00%
Senior Notes | 4.750% Senior Secured Notes due March 2020 | Redemption, upon certain events, required to redeem
Debt
Debt redemption price (as a percent)	100.00%
Senior Notes | 5.500% Senior Secured Notes due June 2020
Debt
Principal	$ 27,311,000				$ 124,143,000
Effective interest rate (as a percent)	4.88%	4.88%
Stated interest rate on debt (as a percent)	5.50%	5.50%			5.50%
Senior Notes | 5.500% Senior Secured Notes due June 2020 | Redemption, after certain tax events
Debt
Debt redemption price (as a percent)	100.00%
Senior Notes | 5.500% Senior Secured Notes due June 2020 | Redemption, upon certain events, required to offer to repurchase
Debt
Debt redemption price (as a percent)	101.00%
Senior Notes | 5.500% Senior Secured Notes due June 2020 | Redemption, may redeem with make-whole premium
Debt
Debt redemption price (as a percent)	100.00%
Senior Notes | 6.250% Senior Secured Notes due February 2022
Debt
Principal	$ 1,500,000,000				$ 1,500,000,000
Effective interest rate (as a percent)	6.52%	6.52%
Stated interest rate on debt (as a percent)	6.25%	6.25%			6.25%
Senior Notes | 6.250% Senior Secured Notes due February 2022 | Redemption, six months prior to maturity
Debt
Debt redemption price (as a percent)	100.00%
Senior Notes | 6.250% Senior Secured Notes due February 2022 | Redemption, after maturity
Debt
Debt redemption price (as a percent)	100.00%
Senior Notes | 6.250% Senior Secured Notes due February 2022 | Redemption, after certain tax events
Debt
Debt redemption price (as a percent)	100.00%
Senior Notes | 6.250% Senior Secured Notes due February 2022 | Redemption, upon certain events, required to offer to repurchase
Debt
Debt redemption price (as a percent)	101.00%
Senior Notes | 4.750% Senior Secured Notes due February 2023
Debt
Principal	$ 973,250,000	€ 850,000			$ 1,019,405,000
Effective interest rate (as a percent)	4.98%	4.98%
Stated interest rate on debt (as a percent)	4.75%	4.75%			4.75%
Senior Notes | 4.750% Senior Secured Notes due February 2023 | Redemption, six months prior to maturity
Debt
Debt redemption price (as a percent)	100.00%
Senior Notes | 4.750% Senior Secured Notes due February 2023 | Redemption, after maturity
Debt
Debt redemption price (as a percent)	100.00%
Senior Notes | 4.750% Senior Secured Notes due February 2023 | Redemption, after certain tax events
Debt
Debt redemption price (as a percent)	100.00%
Senior Notes | 4.750% Senior Secured Notes due February 2023 | Redemption, upon certain events, required to offer to repurchase
Debt
Debt redemption price (as a percent)	101.00%
Senior Notes | 5.350% Senior Secured Notes due October 2023
Debt
Principal	$ 60,567,000				$ 60,567,000
Effective interest rate (as a percent)	5.47%	5.47%
Stated interest rate on debt (as a percent)	5.35%	5.35%			5.35%
Senior Notes | 5.350% Senior Secured Notes due October 2023 | Redemption, after certain tax events
Debt
Debt redemption price (as a percent)	100.00%
Senior Notes | 5.350% Senior Secured Notes due October 2023 | Redemption, upon certain events, required to offer to repurchase
Debt
Debt redemption price (as a percent)	101.00%
Senior Notes | 5.350% Senior Secured Notes due October 2023 | Redemption, may redeem with make-whole premium
Debt
Debt redemption price (as a percent)	100.00%
Senior Notes | 3.500% Senior Secured Notes due July 2024
Debt
Principal	$ 572,500,000	€ 500,000	€ 500,000
Effective interest rate (as a percent)	3.68%	3.68%
Stated interest rate on debt (as a percent)	3.50%	3.50%	3.50%		3.50%
Senior Notes | 3.500% Senior Secured Notes due July 2024 | Redemption, six months prior to maturity
Debt
Debt redemption price (as a percent)	100.00%
Senior Notes | 3.500% Senior Secured Notes due July 2024 | Redemption, after maturity
Debt
Debt redemption price (as a percent)	100.00%
Senior Notes | 3.500% Senior Secured Notes due July 2024 | Redemption, after certain tax events
Debt
Debt redemption price (as a percent)	100.00%
Senior Notes | 3.500% Senior Secured Notes due July 2024 | Redemption, upon certain events, required to offer to repurchase
Debt
Debt redemption price (as a percent)	101.00%
Senior Notes | 6.500% Senior Secured Notes due February 2025
Debt
Principal	$ 1,100,000,000				$ 1,100,000,000
Effective interest rate (as a percent)	6.71%	6.71%
Stated interest rate on debt (as a percent)	6.50%	6.50%			6.50%
Senior Notes | 6.500% Senior Secured Notes due February 2025 | Redemption, six months prior to maturity
Debt
Debt redemption price (as a percent)	100.00%
Senior Notes | 6.500% Senior Secured Notes due February 2025 | Redemption, after maturity
Debt
Debt redemption price (as a percent)	100.00%
Senior Notes | 6.500% Senior Secured Notes due February 2025 | Redemption, after certain tax events
Debt
Debt redemption price (as a percent)	100.00%
Senior Notes | 6.500% Senior Secured Notes due February 2025 | Redemption, upon certain events, required to offer to repurchase
Debt
Debt redemption price (as a percent)	101.00%
Senior Notes | 6.250% Senior Secured Notes due January 2027
Debt
Principal	$ 750,000,000			$ 750,000,000
Effective interest rate (as a percent)	6.41%	6.41%
Stated interest rate on debt (as a percent)	6.25%	6.25%		6.25%	6.25%
Senior Notes | 6.250% Senior Secured Notes due January 2027 | Redemption, six months prior to maturity
Debt
Debt redemption price (as a percent)	100.00%
Senior Notes | 6.250% Senior Secured Notes due January 2027 | Redemption, after maturity
Debt
Debt redemption price (as a percent)	100.00%
Senior Notes | 6.250% Senior Secured Notes due January 2027 | Redemption, after certain tax events
Debt
Debt redemption price (as a percent)	100.00%
Senior Notes | 6.250% Senior Secured Notes due January 2027 | Redemption, upon certain events, required to offer to repurchase
Debt
Debt redemption price (as a percent)	101.00%